Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent Events

In July 2024, the Group received the aggregated principal of RMB10.0 million and interest of RMB0.03 million from Baohe.

In August 2024, the Group repaid the aggregated principal of RMB10.0 million to Fanhua Group.

In August 2024, the Group entered into another supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining balance of the Corporate borrowings from Fanhua Group to October 26, 2026.